ACQUISITION AFTER BALANCE SHEET DATE (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 10, 2016	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2016	Apr. 29, 2016
Business Acquisition
Percentage of voting interests acquired			50.00%
Revenue from related parties			$ 41,555,000	$ 0	$ 0
Subsequent event | Line of Credit
Business Acquisition
Face amount of debt instrument						$ 800,000,000.0
Subsequent event | Monthly expense, right to use floating storage regasification unit | Affiliated entity
Business Acquisition
Revenue from related parties	$ 2,600,000
Subsequent event | Golar Tundra
Business Acquisition
Percentage of voting interests acquired		100.00%
Vessel including allocation to charter (if applicable)							$ 330,000,000
Assumed bank debt							$ (230,000,000)
Period to repurchase shares	12 months
Deposit paid on purchase agreement		$ 30,000,000
Subsequent event | Golar Tundra | Line of Credit
Business Acquisition
Face amount of debt instrument		$ 800,000,000
Subsequent event | Golar Tundra | West Africa Gas Limited
Business Acquisition
Duration of charter (in years)		5 years